Consolidated statements of cash flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from (used in) operating activities [abstract]
Cash flows from operating activities		$ 3,772.2		$ 1,607.0	$ 1,192.8
Cash generated by operations		5,478.8		2,747.3	2,392.6
Interest received		41.2		17.4	23.4
Change in working capital		187.4		13.9	(199.1)
Cash generated by operating activities		5,707.4		2,778.6	2,216.9
Silicosis payment		(1.2)		(0.4)	(1.3)
Interest paid		(159.9)		(130.4)	(104.8)
Royalties paid		(222.5)		(136.1)	(113.4)
Taxation paid		(789.7)		(525.5)	(421.8)
Net cash from operations		4,534.1		1,986.2	1,575.6
Dividends paid		(761.9)		(379.2)	(382.8)
– Owners of the parent		(707.1)		(350.9)	(368.6)
– Non-controlling interest holders		(54.1)		(27.6)	(13.5)
– South Deep BEE dividend		(0.7)		(0.7)	(0.7)
Cash flows from (used in) investing activities [abstract]
Cash flows from investing activities		(2,765.8)		(2,590.6)	(1,369.7)
Additions to property, plant and equipment		(1,398.5)		(1,183.4)	(1,054.7)
Capital expenditure – working capital		(23.8)		(5.2)	35.5
Proceeds on disposal of property, plant and equipment		2.2		2.7	2.0
Purchase of investments		(93.4)		(57.6)	(30.6)
Purchase of equity-accounted investee – Windfall Project		0.0		0.0	(247.1)
Windfall Project capital contributions		0.0		(65.3)	(69.1)
Proceeds on disposal of investments	[1]	882.0		56.6	5.0
Contributions to environmental trust funds		(10.1)		(13.2)	(10.7)
Cash flows from (used in) financing activities [abstract]
Cash flows from financing activities		(173.3)		1,212.6	82.4
Loans raised		4,085.8		2,291.1	804.8
Loans repaid		(4,119.6)		(986.3)	(650.9)
Purchase of treasury shares		(36.3)		0.0	0.0
Payment of principal lease liabilities		(103.2)		(92.2)	(71.5)
Net cash generated/(utilised)		833.1		229.0	(94.5)
Effect of exchange rate fluctuation on cash held		85.9		(17.5)	(26.2)
Cash and cash equivalents at beginning of the year		860.2		648.7	769.4
Cash and cash equivalents at end of the year		1,779.2		860.2	648.7
Gold Road
Cash flows from (used in) investing activities [abstract]
Purchase of Osisko	[2]	(2,124.2)		0.0	0.0
Cash flows from (used in) financing activities [abstract]
Loans repaid		(197.1)	$ (301.1)
Osisko Mining Incorporated
Cash flows from (used in) investing activities [abstract]
Purchase of Osisko	[3]	0.0		(1,452.5)	0.0
Profit on disposal of assets held for sale - Rusoro
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of Rusoro and Asanko		0.0		62.3	0.0
Profit on disposal of asset held for sale - Asanko Gold
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of Rusoro and Asanko		$ 0.0		$ 65.0	$ 0.0

[1]	Proceeds on disposal of investments in 2025 comprise mainly US$707.4 million (A$1,086.1 million) for Northern Star and US$106.4 million for Galiano Gold Inc.
[2]	The purchase of Gold Road comprises US$2,169.1 million (A$3,348.8 million) fixed and variable cash considerations paid on 10 October 2025, US$315.3 million (A$477.5 million)
special dividend paid on 3 October 2025, partially offset by US$360.2 million (A$550.3 million) Gold Road take-on cash and cash equivalents at 26 September 2025.
[3]
[3]	The purchase of Osisko comprises US$1,483.2 million cash consideration paid, partially offset by US$30.7 million Osisko take-on cash and cash equivalents.